32. Commitments (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
SummaryOfCommitmentsLineItems [Line Items]
Future operating lease disbursements	R$ 101,153
Payable	1,143,059
Receivable	(367,708)
Up to 1 Year
SummaryOfCommitmentsLineItems [Line Items]
Future operating lease disbursements	38,321
Payable	167,753
Receivable	(60,705)
Between 1 and 5 years
SummaryOfCommitmentsLineItems [Line Items]
Future operating lease disbursements	62,832
Payable	530,744
Receivable	(178,696)
More than 5 years
SummaryOfCommitmentsLineItems [Line Items]
Future operating lease disbursements	0
Payable	444,582
Receivable	R$ (128,307)